SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 194,262		$ 182,321		$ 248,590		$ 246,982		$ 237,730
Total long-lived assets	12,464		11,324		11,384		9,832		8,939
Goodwill	50,217		50,217		50,217		50,217		50,217
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	67,660	[1]	67,069	[1]	92,446	[1]	94,161	[1]	93,752	[1]
Total long-lived assets	2,876	[1]	2,786	[1]	2,808	[1]	2,749	[1]	3,263	[1]
Goodwill	37,009	[1]	37,009	[1]	37,009	[1]	37,009	[1]	37,009	[1]
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	33,584		30,154		42,536		48,157		50,095
Total long-lived assets	7,116		6,017		6,196		4,542		4,133
Goodwill	13,208		13,208		13,208		13,208		13,208
APAC [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	63,177	[2]	54,739	[2]	74,969	[2]	60,349	[2]	46,585	[2]
Total long-lived assets	1,563	[2]	1,564	[2]	1,377	[2]	1,465	[2]	515	[2]
Goodwill		[2]		[2]		[2]		[2]
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	29,841		30,359		38,639		44,315		47,298
Total long-lived assets	909		957		1,003		1,076		1,028
Goodwill

[1]	Mainly U.S.
[2]	Mainly China